Expense Example - FidelitySAIConvertibleArbitrageFund-PRO - FidelitySAIConvertibleArbitrageFund-PRO - Fidelity SAI Convertible Arbitrage Fund - Fidelity SAI Convertible Arbitrage Fund	Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 149
3 years	478
5 years	833
10 years	$ 1,835